PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 15 - PROPERTY, PLANT AND EQUIPMENT

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2022	21	374	1,411	127	15	1,948
Additions	—	14	90	188	5	297
Disposals	—	—	(4)	—	(1)	(5)
Depreciation expense	(1)	(32)	(230)	(2)	(12)	(277)
Transfer and other changes	2	18	76	(103)	7	—
Effect of changes in foreign exchange rates	1	7	44	1	1	54
Net balance at December 31, 2022	23	381	1,387	211	15	2,017

Cost	42	637	2,957	224	63	3,923
Less accumulated depreciation and impairment	(19)	(256)	(1,570)	(13)	(48)	(1,906)
Net balance at December 31, 2022	23	381	1,387	211	15	2,017

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2021	20	379	1,361	132	14	1,906
Additions	—	6	52	169	6	233
Disposals	—	(1)	(2)	—	(1)	(4)
Depreciation expense	(1)	(27)	(210)	(3)	(12)	(253)
Transfer and other changes	1	5	153	(174)	8	(7)
Effect of changes in foreign exchange rates	1	12	57	3	—	73
Net balance at December 31, 2021	21	374	1,411	127	15	1,948

Cost	38	590	2,750	142	57	3,577
Less accumulated depreciation and impairment	(17)	(216)	(1,339)	(15)	(42)	(1,629)
Net balance at December 31, 2021	21	374	1,411	127	15	1,948
Right-of-use assets
Right-of-use assets have been included in the same line item as that in which a corresponding owned asset would be presented.

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at January 1, 2022	108	65	1	174
Additions	11	7	—	18
Disposals	—	(1)	—	(1)
Depreciation expense	(12)	(20)	(1)	(33)
Effect of changes in foreign exchange rates	—	3	—	3
Net balance at December 31, 2022	107	54	—	161

Cost	161	146	1	308
Less accumulated depreciation and impairment	(54)	(92)	(1)	(147)
Net balance at December 31, 2022	107	54	—	161

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at January 1, 2021	112	72	2	186
Additions	5	7	—	12
Depreciation expense	(11)	(16)	(1)	(28)
Transfer and other changes	—	(1)	—	(1)
Effect of changes in foreign exchange rates	2	3	—	5
Net balance at December 31, 2021	108	65	1	174

Cost	150	144	3	297
Less accumulated depreciation and impairment	(42)	(79)	(2)	(123)
Net balance at December 31, 2021	108	65	1	174
The total expense relating to short-term leases, low value asset leases and variable lease payments that are still recognized as operating expenses was €15 million, €12 million and €11 million for the years ended December 31, 2022, 2021 and 2020 respectively.
Depreciation expense
Total depreciation expense relating to property, plant and equipment and intangible assets are presented in the Consolidated Income Statement as follows:

	Year ended December 31,
(in millions of Euros)	2022	2021	2020
Cost of sales	(270)	(245)	(240)
Selling and administrative expenses	(12)	(17)	(14)
Research and development expenses	(5)	(5)	(5)
Total depreciation expense	(287)	(267)	(259)
The amount of contractual commitments for the acquisition of property, plant and equipment is disclosed in NOTE 28 - Commitments.
Impairment tests for property, plant and equipment and intangibles assets
Impairment tests at December 31, 2022 and 2021
No triggering events were identified at December 31, 2022 and 2021 for our Cash Generating Units (“CGUs”).
Impairment tests at December 31, 2020
At December 31, 2020, the downturn in the aerospace industry resulting from the COVID-19 pandemic was identified as an indicator of impairment for all the CGUs in the A&T segment.
As a result, these CGUs were tested for impairment and their value in use was calculated using discounted cash flows based on a financial forecast for the period 2021-2025 prepared by management and reflecting its best estimates at the time. Based on this analysis, the conclusion to fully impair these two CGUs for €16 million (€9 million for the Montreuil-Juigné plant and €7 million for the Ussel plant) was reached in the year ended December 31, 2020.
The Group also tested the sensitivity of two other A&T CGUs to changes in cash flows, in discount rates, and in perpetuity growth rates, and determined that no impairment was appropriate.
At December 31, 2020, management also reviewed the CGUs in the AS&I segment and identified an indicator of impairment for two Automotive Structures plants - Nanjing, China and White, Georgia, U.S. The two CGUs were tested for impairment and their values in use were calculated using discounted cash flows and a discount rate of 9%. Based on this analysis, the conclusion to fully impair the Nanjing plant for €12 million was reached in the year ended December 31, 2020. The White Georgia plant was partially impaired for €13 million, leading to a carrying value of €11 million at December 31, 2020.
There were no other impairment indicators identified for our other CGUs at December 31, 2020.